Note 13 - Financial Instruments with Off-balance Sheet Risk - Financial Instruments with Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments to extend credit	$ 204,919	$ 198,423
Letters of credit	$ 319	$ 258